Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheet [Abstract]
Common Stock, No Par Value
Common Stock, Shares, Issued	741.2	740.9
Common Stock, Shares, Outstanding	741.2	740.9